UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ X]; Amendment Number: 2
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dolphin Limited Partnership I, L.P.
Address: 96 Cummings Point Rd.

         Stamford, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald T. Netter
Title:     Senior Managing Director of Dolphin Holdings Corp.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     Donald T. Netter     Stamford, CT     November 1, 2006


***This restatement includes all holdings for June 30, 2005, including those previously filed as confidential and non-confidential.***


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $124,006 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      Dolphin Holdings Corp.
     28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGELICA CORP                  COM              34663104      3309   135000 SH       DEFINED 2              135000        0        0
APRIA HEALTHCARE GROUP         COM              37933108      4330   125000 SH       DEFINED 2              125000        0        0
ARGOSY GAMING CO               COM              40228108      5448   116880 SH       DEFINED 2              116880        0        0
ARTESYN TECHNOLOGIES INC       COM              43127109      2735   314385 SH       DEFINED 2              314385        0        0
BEVERLY ENTERPRISES INC        COM              87851309      1936   151950 SH       DEFINED 2              151950        0        0
BRISTOL-MEYER SQUIBB CO.       COM              110122108      625    25000 SH       DEFINED 2               25000        0        0
CHECKERS DRIVE IN RESTAURANT   COM NEW          162809305     1330    98662 SH       DEFINED 2               98662        0        0
CIRCUIT CITY STORES INC        COM              172737108     1383    80000 SH       DEFINED 2               80000        0        0
DOUBLECLICK INC                COM              258609304     1761   209848 SH       DEFINED 2              209848        0        0
DREYER'S GRAND ICE CREAM       COM              261877104     1954    24000 SH       DEFINED 2               24000        0        0
GILLETTE CO                    COM              375766102     9299   183600 SH       DEFINED 2              183600        0        0
GOLD BANC CORPORATION INC      COM              379907108    14914  1025000 SH       DEFINED 2             1025000        0        0
GUIDANT CORP                   COM              401698105     7443   110598 SH       DEFINED 2              110598        0        0
HOLLINGER INTL INC             CL A             435569108     2204   220160 SH       DEFINED 2              220160        0        0
I-MANY INCORPORATED            COM              44973Q103     1272   747953 SH       DEFINED 2              747953        0        0
INSIGHT COMMUNICATIONS CO      CL A             45768V108     5571   501919 SH       DEFINED 2              501919        0        0
JOHNSON & JOHNSON              COM              478160104     1977    30422 SH       DEFINED 2               30422        0        0
JOHNSON OUTDOORS INC           CL A             479167108     2822   161085 SH       DEFINED 2              161085        0        0
KATY INDS INC                  COM              486026107      406   126860 SH       DEFINED 2              126860        0        0
KERR MCGEE CORP                COM              492386107     6330    82947 SH       DEFINED 2               82947        0        0
MAY DEPT STORES CO             COM              577778103     3916    97550 SH       DEFINED 2               97550        0        0
MORGAN STANLEY                 COM NEW          617446448     7871   150000 SH       DEFINED 2              150000        0        0
NEIMAN MARCUS GROUP            CL B             640204301     4488    46408 SH       DEFINED 2               46408        0        0
PMA CAPITAL CORP               CL A             693419202     1108   125502 SH       DEFINED 2              125502        0        0
PRIME GROUP REALTY TRUST       SH BEN INT       74158J103     1443   199000 SH       DEFINED 2              199000        0        0
SPRINT CORPORATION             COM NEW          852061100     2007    80000 SH       DEFINED 2               80000        0        0
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203      455    94200 SH       DEFINED 2               94200        0        0
TELESYSTEM INTL WIRELESS       COM              879946606      435    27843 SH       DEFINED 2               27843        0        0
TEMPLE INLAND INC              COM              879868107     4059   109257 SH       DEFINED 2              109257        0        0
TITAN CORP                     COM              888266103     2153    94700 SH       DEFINED 2               94700        0        0
TOYS R US INC                  COM              892335100     1324    50000 SH       DEFINED 2               50000        0        0
UNOCAL CORP                    COM              915289102     4879    75000 SH       DEFINED 2               75000        0        0
VERITAS SOFTWARE CORP.         COM              923436109     2444   100000 SH       DEFINED 2              100000        0        0
WALTER INDUSTRIES INC          COM              93317Q105     7935   197400 SH       DEFINED 2              197400        0        0
WENDYS INTL INC                COM              950590109     1916    40200 SH       DEFINED 2               40200        0        0
WHX CORP.                      PFD CV SER B     929248201      311   124300 SH       DEFINED 2              124300        0        0
WHX CORP.                      PFD CV SER A     929248300      213    88700 SH       DEFINED 2               88700        0        0